Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current
Domestic, Current	¥ 52,004	¥ 72,272	¥ 80,760
Foreign, Current	5,697	9,183	13,531
Subtotal, Current	57,701	81,455	94,291
Deferred
Domestic, Deferred	20,239	(66,176)	23,309
Foreign, Deferred	2,289	7,317	3,180
Subtotal, Deferred	22,528	(58,859)	26,489
Total, Income Tax Expense (Benefit)	¥ 80,229	¥ 22,596	¥ 120,780